Note Stock-based compensation - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Option
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized	$ 8.0
Employee Service Share Based Compensation Nonvested Awards Total Compensation Cost Not Yet Recognized Period For Recognition	2 years 4 months
Restricted Stock Units (RSUs)
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Windfall Net Of Shortfall	$ 0.8
Restricted Stock Units (RSUs) | TARP Interim Final Rule
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights
Restricted Stock Units (RSUs) | Executive Officers
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	138,516	279,890	231,830
Restricted Stock Expense	$ 5.6	$ 7.3	$ 10.7
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	1.1	$ 1.4	$ 1.6
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	$ 6.4
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining 55 years of age and 10 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on or after 2014 was modified as follows: the first part is vested ratably over four years commencing at the date of the grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.
Restricted Stock Units (RSUs) | Executive Officers | Share Vesting On Grant Date
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	$ 4.4
Restricted Stock Units (RSUs) | Directors
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	25,771	40,517	22,119
Restricted Stock Expense	$ 1.3	$ 1.1	$ 0.5
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	0.1	$ 0.1	$ 0.1
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Vested In Period Total Fair Value	$ 1.0
Performance Based Shares | Executive Officers
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants In Period	73,684	64,598	91,984
Restricted Stock Expense	$ 1.2	$ 1.5	$ 2.2
Employee Service Share Based Compensation Tax Benefit From Compensation Expense	$ 0.1	$ 0.1	$ 0.2
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights	The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS) conditions. The performance shares vest at the end of the three-year performance cycle. The vesting is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.